10. INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Current tax expense	$ 98,841	$ 111,510	$ 75,634
Deferred tax (recovery) expense	(37,785)	(31,265)	8,272
Tax expense	$ 61,056	$ 80,245	$ 83,906